BRIDGE BUILDER TRUST

Bridge Builder Bond Fund (the “Fund”)

Supplement dated July 29, 2014
to the Prospectus
dated October 28, 2013 (the “Prospectus”)

This supplement provides new and additional information beyond that contained in the
Prospectus, and should be read in conjunction with the Prospectus.

A.           Changes in Principal Risks

The Prospectus is hereby amended and supplemented to reflect the following changes in the descriptions of the principal risks of the Fund:

1.
In the sub-section entitled “Principal Risks of Investing in the Fund” under the section entitled “Additional Information Regarding the Fund’s Investment Objective, Strategies and Risks,” the text relating to “Interest Rate Risk,” “Liquidity Risk” and “Redemption Risk” is hereby deleted and replaced with the following:

Interest Rate Risk. The Fund invests in fixed income securities that change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. On the other hand, if rates fall, the value of these investments generally increases. Fixed income markets have experienced historically low interest rates for an extended period of time, which may increase the risk of interest rates rising in the future as a result of market forces, government action or other factors.  Securities with greater interest rate sensitivity and longer maturities are subject to greater fluctuations in value. Usually, the changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other things).

Liquidity Risk.  Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit or prevent the Fund from selling securities or closing derivative positions at desirable times or prices.  During times of significant market or economic turmoil, usually liquid markets for certain of the Fund’s investments may experience extreme reductions in buy-side demand, which may result in values of the Fund’s portfolio securities declining significantly over short or extended periods of time.  These reductions in value may occur regardless of whether there has been a change in interest rates or a change in the credit rating of the issuer of the security.  Under certain adverse market or economic conditions, Fund investments previously determined to be liquid may be deemed to be illiquid, and, because of regulatory limitations on investments in illiquid securities, the Fund may not be able to make or gain the desired level of exposure to certain investments that it otherwise would.

Redemption Risk.  The Fund may experience losses when selling securities to meet redemption requests.  This risk is greater for larger or frequent redemption requests.  Because the Fund currently is available only to participants in a single asset allocation program, a reduction in the allocation of program assets to the Fund could result in one or more large redemption requests.  Moreover, as a result of the requirement that the Fund satisfy redemption requests even during times of significant market or economic turmoil, the Fund may be forced to sell portfolio securities during periods of reduced liquidity when prices are rapidly declining.  This may require the Fund to realize investment losses at times that a Sub-Adviser believes that it would have been advisable to hold a particular investment until a more orderly sale could occur, the market recovers or the security reaches maturity.

B.           New Portfolio Managers

Kay Willcox has announced her intention to retire from Prudential and as a portfolio manager of the Fund on or about July 31, 2014.  In anticipation of Ms. Willcox’s retirement, effective March 2014, Gregory Peters and Michael Collins, CFA, Managing Directors and Portfolio Managers at Prudential, became portfolio managers of the Fund.  Accordingly, the Prospectus is hereby amended and supplemented as follows:

1.	The table under the sub-section entitled “Sub-Advisers and Portfolio Managers – Prudential” under the section entitled “Summary Section,” is hereby deleted and replaced with the following:

Portfolio Manager(s)	Position with Prudential	Length of Service to the Fund
Richard Piccirillo	Principal, Portfolio Manager	Since Inception
Kay Willcox1	Managing Director, Portfolio Manager	Since Inception
Gregory Peters	Managing Director, Portfolio Manager	Since March 2014
Michael Collins, CFA	Managing Director, Portfolio Manager	Since March 2014

1 Kay Willcox has announced her intention to retire from Prudential and as a portfolio manager of the Fund on or about July 31, 2014.

2.
In the table under the sub-section entitled “Sub-Advisers, Portfolio Managers and Prior Performance Information – Prudential” under the section entitled “Management of the Fund,” the following text is hereby added after the reference to Kay Willcox:

Portfolio Manager	Length of Service to the Fund	Business Experience During the Past Five Years
Gregory Peters	Since March 2014	Morgan Stanley 2000-2013; Prudential 2014 to present, Managing Director
Michael Collins, CFA	Since March 2014	Prudential 1986 to present, Managing Director

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3.
In the sub-section entitled “Sub-Advisers, Portfolio Managers and Prior Performance Information – Prudential” under the section entitled “Management of the Fund,” the following text is hereby added after the paragraph relating to Kay Willcox:

Gregory Peters
Managing Director
Portfolio Manager
Gregory Peters is a Managing Director and Senior Investment Officer of Prudential Fixed Income.  He is also senior portfolio manager for Core, Long Government/Credit, Absolute Return, and other multi-sector Fixed Income strategies.  Prior to joining Prudential Fixed Income, Mr. Peters was the Chief Global Cross Asset Strategist at Morgan Stanley and responsible for the firm's macro research and asset allocation strategy.  In addition, he was Morgan Stanley's Global Director of Fixed Income & Economic Research and served on the Firm Risk, Investment, Asset Allocation, Global Credit, and Global Fixed Income Operating Committees. Earlier, Mr. Peters worked at Salomon Smith Barney and the Department of U.S. Treasury.  Mr. Peters has been recognized by Institutional Investor magazine for his efforts in macro, fixed income, high yield and investment grade strategies. Also recently recognized as Business Insider's Top Analysts and Top Analyst's to Watch by CEO World.  Mr. Peters earned a BA in Finance from The College of New Jersey and an MBA from Fordham University.  He is also a member of the Fixed Income Analyst Society and the Bond Market Association.

Michael Collins, CFA
Managing Director
Portfolio Manager
Michael J. Collins, CFA, is Managing Director and Senior Investment Officer for Prudential Fixed Income.  He is also senior portfolio manager for Core Plus, Absolute Return, and other multi-sector Fixed Income strategies.  Previously, Mr. Collins was a High Yield Portfolio Manager and Fixed Income Investment Strategist.  He continues to work closely with the high yield team and other credit teams on portfolio strategy and construction. Earlier he was a credit research analyst, covering investment grade and high yield corporate credits.  Additionally, he developed proprietary quantitative international interest rate and currency valuation models for our global bond unit. Mr. Collins began his career at Prudential Financial in 1986 as a software applications designer.  He received a BS in Mathematics and Computer Science from the State University of New York at Binghamton and an MBA in Finance from New York University. Mr. Collins holds the Chartered Financial Analyst (CFA) designation and is a Fellow of the Life Management Institute (FLMI).

Please retain this supplement for future reference.

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BRIDGE BUILDER TRUST

Bridge Builder Bond Fund (the “Fund”)

Supplement dated July 29, 2014
to the
Statement of Additional Information
dated October 28, 2013 (the “SAI”)

This supplement provides new and additional information beyond that contained in the
SAI, and should be read in conjunction with the SAI.

Kay Willcox has announced her intention to retire from Prudential and as a portfolio manager of the Fund on or about July 31, 2014.  In anticipation of Ms. Willcox’s retirement, effective March 2014, Gregory Peters and Michael Collins, CFA, Managing Directors and Portfolio Managers at Prudential, became portfolio managers of the Fund.  Accordingly, the SAI is hereby amended and supplemented as follows:

1.
In the chart under the sub-section entitled “Portfolio Managers - Other Accounts Managed by Portfolio Managers” with respect to Prudential under the section entitled “The Fund’s Investment Team,” the following text is hereby added under the first reference to Kay Willcox:

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Firm and Portfolio Manager(s)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Prudential
Gregory Peters1	4	$3.86 billion	3	$1.01 billion	25	$11.50 billion
Michael Collins1	12	$20.68 billion	11	$7.26 billion	16	$5.53 billion

1       Valuation date is April 30, 2014.

2.
In the chart under the sub-section entitled “Portfolio Managers - Other Accounts Managed by Portfolio Managers” with respect to Prudential under the section entitled “The Fund’s Investment Team,” the following text is hereby added under the second reference to Kay Willcox:

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	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Firm and Portfolio Manager(s)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Prudential
Gregory Peters1	0	$0	0	$0	0	$0
Michael Collins1	0	$0	0	$0	0	$0

1       Valuation date is April 30, 2014.

3.
In the sub-section entitled “Securities Owned in the Fund by the Portfolio Managers” under the section entitled “The Fund’s Investment Team,” the following text is hereby added to the current disclosure:

As of April 30, 2014, Messrs. Peters and Collins did not beneficially own any shares of the Fund.

Please retain this supplement for future reference.

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